Cover	Dec. 05, 2023
Cover [Abstract]
Entity Registrant Name	MIDWEST ENERGY EMISSIONS CORP.
Entity Central Index Key	0000728385
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 05, 2023
Entity File Number	000-33067
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0398271
Entity Address Address Line 1	1810 Jester Drive
Entity Address City Or Town	Corsicana
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75109
City Area Code	614
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	505-6115